SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Feb. 29, 2020
Building | Minimum
Property, plant and equipment
Useful life (in years)	35 years
Building | Maximum
Property, plant and equipment
Useful life (in years)	64 years
Computer, network equipment and software
Property, plant and equipment
Useful life (in years)	3 years
Vehicles | Minimum
Property, plant and equipment
Useful life (in years)	4 years
Vehicles | Maximum
Property, plant and equipment
Useful life (in years)	5 years
Office equipment and furniture | Minimum
Property, plant and equipment
Useful life (in years)	3 years
Office equipment and furniture | Maximum
Property, plant and equipment
Useful life (in years)	5 years